Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Number of vessels	25
Suezmax Crude Oil Tankers
Property Plant And Equipment [Line Items]
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment [Line Items]
Number of vessels	18
Postpanamax Container Carrier Vessels
Property Plant And Equipment [Line Items]
Number of vessels	2
Capesize Bulk Carrier
Property Plant And Equipment [Line Items]
Number of vessels	1